ORGANIZATION AND BUSINESS	9 Months Ended
Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS
1.	ORGANIZATION AND BUSINESS

(a)	Company Information
Studio City International Holdings Limited (“Studio City International”) was an exempted company with limited liability registered by way of continuation in the Cayman Islands, with its American depositary shares (“ADSs”) listed on the New York Stock Exchange under the symbol “MSC” in the United States of America.
Studio City International together with its subsidiaries (collectively referred to as the “Company”) currently operates the non-gaming operations
of Studio City, a cinematically-themed integrated resort in Cotai, Macau Special Administrative Region of the People’s Republic of China (“Macau”), and provides gaming related services to Melco Resorts (Macau) Limited (“Melco Resorts Macau”), a subsidiary of Melco Resorts & Entertainment Limited (“Melco”), which holds the gaming subconcession in Macau, for the operations of the gaming area at Studio City (“Studio City Casino”). Melco’s ADSs are listed on the Nasdaq Global Select Market in the United States of America.
Studio City International authorized two classes of ordinary shares, the Class A ordinary shares and the Class B ordinary shares, in each case with a par value of $0.0001 each. The Class A ordinary share and Class B ordinary share have the same rights, except that holders of the Class B ordinary shares do not have any right to receive dividends or distributions upon the liquidation or winding up of Studio City International or to otherwise share in profits and surplus assets. MCO Cotai Investments Limited (“MCO Cotai”), a subsidiary of Melco, through its ownership of the Class A ordinary shares, is the controlling shareholder of Studio City International. New Cotai, LLC (“New Cotai”), a private company organized in the United States of America, is the holder of all outstanding Class B ordinary shares which have only voting and no economic rights. New Cotai has a non-voting,
non-shareholding
economic participation interest (“Participation Interest”) in MSC Cotai Limited (“MSC Cotai”), a subsidiary of Studio City International, which entitles New Cotai to receive from MSC Cotai an amount equal to a certain percentage of the amount of any distribution, dividend or other consideration paid by MSC Cotai to Studio City International, subject to adjustments, exceptions and conditions as set out in the participation agreement (the “Participation Agreement”) entered into by MSC Cotai, New Cotai and Studio City International in 2018 (the “MSC Cotai’s Distribution”). The Participation Agreement also provides that New Cotai is entitled to exchange all or a portion of its Participation Interest for a number of Class A ordinary shares subject to adjustments, exceptions and conditions as set out in the Participation Agreement and a proportionate number of Class B ordinary shares will be deemed surrendered and automatically canceled for no consideration as set out in the Participation Agreement when New Cotai exchanges all or a portion of the Participation Interest for Class A ordinary shares. As of September 30, 2021 and December 31, 2020, the Participation Interest entitled New Cotai to receive from
MSC Cotai an amount equal to approximately 19.6% of the MSC Cotai’s Distribution.
As of September 30, 2021 and December 31, 2020, Melco International Development Limited (“Melco International”), a company listed in the Hong Kong Special Administrative Region of the People’s Republic of China (“Hong Kong”), is the single largest shareholder of Melco.

(b)	Recent Developments Related to COVID-19 and Other Business Developments
The disruptions to the Company’s business caused by the
COVID-19
outbreak continue to have a material effect on its financial condition and operations during the first three quarters of 2021.
The Company’s operations have been impacted by
on-and-off
travel restrictions and quarantine requirements as imposed by the governments of Macau, Hong Kong and the People’s Republic of China (the “PRC”) in response to isolated cases. The appearance of
COVID-19
cases in early August 2021 and late September 2021 led to city-wide mandatory testing, mandatory closure of most entertainment and leisure venues (casinos and gaming areas excluded), and strict travel restrictions and requirements being implemented to enter and exit Macau. Since October 19, 2021, authorities have eased pandemic prevention measures such that travelers no longer require a
14-day
quarantine on arrival in Zhuhai, and the validity of negative nucleic acid tests were extended from 24 hours to 48 hours or seven days. As a result, the Company’s visitation has been gradually recovering.

The
COVID-19
outbreak has also impacted the construction schedules of the remaining development project at Studio City. As announced by Studio City International in May 2021, the Macau government granted an extension of the development period under the Studio City land concession to December 27, 2022. The Company currently expects to complete the construction of this project within the development period.
The pace of recovery from
COVID-19-related
disruptions continues to depend on future events, including duration of travel and visa restrictions, the pace of vaccination progress, development of new medicine for
COVID-19
as well as customer sentiment and consumer behavior related to discretionary spending and travel, all of which remain highly uncertain. The Company is unable to reasonably estimate the financial impact to its future results of operations, cash flows and financial condition.
As of September 30, 2021, the Company had cash and cash equivalents of $650,941 and available borrowing capacity under the 2016 SC Revolving Credit Facility of HK$233,000,000 (equivalent to $29,927), subject to the satisfaction of certain conditions precedent.
The Company has taken various mitigating measures to manage through the current
COVID-19
outbreak challenges, such as implementing cost reduction programs to minimize cash outflows for non-essential
items, rationalizing the Company’s capital expenditure programs with deferrals and reductions, refinancing existing borrowings and raising additional capital through equity offering or new borrowing.
The Company believes it will be able to support continuing operations and capital expenditures for at least twelve months after the date that these condensed consolidated financial statements are issued.
In January 2019, Melco Resorts Macau informed the Company that it would cease VIP rolling chip operations at the Studio City Casino on January 15, 2020. In January 2020, Melco Resorts Macau agreed to continue the VIP rolling chip operations at the Studio City Casino until January 15, 2021, and in December 2020, it further agreed to continue VIP rolling chip operations at Studio City Casino until December 31, 2021, subject to early termination with 30 days’ prior notice by either the Company or Melco Resorts Macau.

(c)	Macau gaming subconcession contract
On September 8, 2006, the Macau government granted a gaming subconcession to Melco Resorts Macau to operate its gaming business in Macau. Melco Resorts Macau’s subconcession contract expires on June 26, 2022. Under current applicable Macau law, a concession or subconcession may be extended or renewed by order of the Macau Chief Executive, one or more times, up to a maximum of 5 years.
Melco Resorts Macau operates Studio City Casino pursuant to the Services and Right to Use Arrangements (as described in Note 2). These arrangements remain effective until June 26, 2022 and will be extended if Melco Resorts Macau obtains a gaming concession, subconcession or other right to legally operate gaming in Macau beyond June 26, 2022 and if the Macau government permits such extension.
In September 2021, the Macau government launched the public consultation process on the proposed changes to the Macau gaming law which sets out the basic legal framework for new concessions. Such public consultation process is ongoing. The Macau government continues to be in contact with the gaming industry and all procedures are expected to be followed. If Melco Resorts Macau is unable to secure a new concession or subconcession or an extension or renewal of its subconcession, or if the Macau government were to exercise its redemption or other termination rights prior to June 26, 2022, Melco Resorts Macau would be unable to operate casino gaming in Macau including Studio City Casino and in accordance with current legislation on reversion of casino premises, all casino premises and gaming-related equipment under Melco Resorts Macau’s subconcession will automatically revert to the Macau government without any compensation, and Melco Resorts Macau will cease to generate revenues from such operations.

Under the indentures of the senior notes issued by Studio City Finance Limited (“Studio City Finance”), a subsidiary of Studio City International, holders of the senior notes can require Studio City Finance to repurchase all or any part of the senior notes at par, plus any accrued and unpaid interest (the “Special Put Option”) (1) upon the occurrence of any event after which Melco Resorts Macau’s subconcession or other permits or authorizations as are necessary for the operation of the casino at Studio City in substantially the same manner and scope as operations were conducted at the issue date of the respective senior notes issued by Studio City Finance cease to be in full force and effect, for a period of ten consecutive days or more, and such event has a material adverse effect on the financial condition, business, properties or results of operations of Studio City Finance and its subsidiaries, taken as a whole; or (2) if the termination, rescission, revocation or modification of Melco Resorts Macau’s subconcession has had a material adverse effect on the financial condition, business, properties, or results of operations of Studio City Finance and its subsidiaries.
In addition, in relation to the credit facilities of Studio City Company Limited (“Studio City Company”), a subsidiary of Studio City International, any termination, revocation, rescission or modification of Melco Resorts Macau’s subconcession which has had a material adverse effect on the financial condition, business, properties, or results of operations of the Company, taken as a whole, would constitute a mandatory prepayment event, which would result in (i) the cancellation of available commitments; and (ii) subject to each lender’s election, such electing lender’s share of all outstanding amounts under such facilities becoming immediately due and payable.
The Company believes Melco Resorts Macau is in a position to satisfy the requirements related to the grant of new concession or subconcession or the extension or renewal of its subconcession as they may be set out by the Macau government and, the Services and Right to Use Arrangements will be extended successfully. Accordingly, the accompanying condensed consolidated financial statements are prepared on a going concern basis.